Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Parent Company Financial Information [Abstract]
Schedule Of Condensed Statements Of Condition

Statements of Condition	Year Ended December 31

(Dollars in thousands)	2011	2010

Assets:
Cash	$16,816	$219,287
Interest-bearing cash	165,000	112,896
Securities available for sale	6,726	6,901
Notes receivable	3,700	3,700
Allowance for loan losses	(3,700)	(823)
Investments in subsidiaries:
Bank	3,268,359	3,203,991
Non-bank	17,476	20,042
Other assets	208,613	187,247

Total assets	$3,682,990	$3,753,241

Liabilities and equity:
Other short-term borrowings	$28,100	$4,800
Accrued employee benefits and other liabilities	121,599	141,605
Term borrowings	848,654	928,831

Total liabilities	998,353	1,075,236
Total equity	2,684,637	2,678,005
Total liabilities and equity	$3,682,990	$3,753,241

Schedule Of Condensed Statements Of Income

Statements of Income	Year Ended December 31

(Dollars in thousands)	2011	2010	2009

Dividend income:
Bank	$100,000	$300,000	$-
Non-bank	907	1,531	1,261

Total dividend income	100,907	301,531	1,261
Interest income	176	340	570
Other income	6,392	1,761	1,494

Total income	107,475	303,632	3,325

Provision for loan losses	2,877	-	823
Interest expense:
Short-term debt	283	290	298
Term borrowings	22,626	11,713	12,166

Total interest expense	22,909	12,003	12,464
Compensation, employee benefits and other expense	36,053	33,476	33,398

Total expense	61,839	45,479	46,685

Income/(loss) before income taxes	45,636	258,153	(43,360)
Income tax benefit	(21,127)	(13,078)	(20,514)

Income/(loss) before equity in undistributed net income of subsidiaries	66,763	271,231	(22,846)
Equity in undistributed net income/(loss) of subsidiaries:
Bank	64,113	(220,800)	(247,205)
Non-bank	320	(230)	214

Net income/(loss) attributable to the controlling interest	$131,196	$50,201	$(269,837)

Schedule Of Condensed Statements Of Cash Flows

Statements of Cash Flows	Year Ended December 31

(Dollars in thousands)	2011	2010	2009

Operating activities:
Net income/(loss)	$131,196	$50,201	$(269,837)
Less undistributed net loss of subsidiaries	64,433	(221,030)	(246,991)

Income/(loss) before undistributed net income of subsidiaries	66,763	271,231	(22,846)
Adjustments to reconcile income to net cash provided by operating activities:
Deferred income tax provision/(benefit)	-	-	764
Depreciation, amortization, and other	4,396	4,201	5,131
Stock-based compensation expense	12,996	6,797	5,821
Net (increase)/decrease in interest receivable and other assets	(12,999)	26,439	(2,962)
Net decrease in interest payable and other liabilities	(7,993)	155	(507)

Total adjustments	(3,600)	37,592	8,247

Net cash provided/(used) by operating activities	63,163	308,823	(14,599)

Investing activities:
Securities:
Sales and prepayments	699	20	-
Purchases	(149)	(410)	(3,000)
Decrease/(increase) in interest-bearing cash	(52,104)	48,103	79,963
Return on investment in subsidiary	2,170	49	700

Net cash provided/(used) by investing activities	(49,384)	47,762	77,663

Financing activities:
Preferred stock:
Repayment of preferred equity – CPP	-	(866,540)	-
Cash dividends	-	(47,780)	(43,447)
Common stock:
Repurchase of common stock warrants - CPP	(79,700)	-	-
Exercise of stock options	-	93	3
Proceeds from issuance of common stock	-	263,103	-
Cash dividends	(7,944)	-	-
Repurchase of shares	(45,111)	(1,345)	(392)
Term borrowings:
Proceeds from issuance of term borrowings	-	496,345	-
Repayment of term borrowings	(103,093)	-	-
(Decrease)/increase in short-term borrowings	23,300	1,000	(13,030)
Repayment of advance from subsidiary	(3,700)	-	-
Other	(2)	(1)	80

Net cash (used)/provided by financing activities	(216,250)	(155,125)	(56,786)

Net increase/(decrease) in cash and cash equivalents	(202,471)	201,460	6,278

Cash and cash equivalents at beginning of year	219,287	17,827	11,549

Cash and cash equivalents at end of year	$16,816	$219,287	$17,827

Total interest paid	$26,517	$10,966	$12,246
Total income taxes paid	4,998	1,713	99,090